CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	35,000,000	20,000,000
Common stock, shares issued (in shares)	7,648,611	6,473,136
Common stock, shares outstanding (in shares)	7,374,159	6,198,684
Treasury stock, shares (in shares)	274,452	274,452